Label	Element	Value
SunAmerica International Dividend Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799084_SupplementTextBlock	SUNAMERICA EQUITY FUNDS SunAmerica International Dividend Strategy Fund (the “Fund”) Supplement dated October 23, 2014 to the Prospectus dated February 1, 2014, as supplemented and amended to date
Risk/Return [Heading]	rr_RiskReturnHeading	SunAmerica International Dividend Strategy Fund
Strategy [Heading]	rr_StrategyHeading	On page 3 of the Prospectus, under the heading "PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND," the fourth paragraph is hereby deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

“The selection criteria used by the Fund’s portfolio managers to identify high dividend yielding equity securities from the MSCI ACWI ex-U.S. Index will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. Certain stocks in the MSCI ACWI ex-U.S. Index may be excluded as a result of liquidity screens applied during the selection process. The number of securities selected each year for inclusion in the Fund’s portfolio will be determined at the discretion of the portfolio managers and will depend on, among other things, the impact the number of securities held is expected to have on the potential for overall dividend yield in the portfolio, as well as market conditions. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the dividend yield criteria, when the value of a security becomes a disproportionately large percentage of the Fund’s holdings, or when the size of the Fund’s position in the security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Fund, each at the discretion of the portfolio managers.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.